Income Taxes (Details Narrative)	12 Months Ended
Aug. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryovers	$ 233,000
Operating loss carryovers expiration date	expire at various dates through the year 2036
Valuation of deferred tax asset	$ 86,780